UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21035

CITIZENSSELECT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
CitizensSelect Prime Money Market Fund
July 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--14.8%	Principal Amount ($)	Value ($)

Banca Intesa SpA (Yankee)
5.10%, 8/4/06	20,000,000	20,000,000
BNP Paribas (Yankee)
5.47%, 10/24/06	25,000,000	25,000,000
Credit Suisse (Yankee)
5.38%, 9/5/06	25,000,000	25,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
5.37%, 9/7/06	20,000,000	20,000,000
Toronto Dominion Bank (Yankee)
5.37%, 9/6/06	20,000,000	20,000,000
Total Negotiable Bank Certificates of Deposit
(cost $110,000,000)		110,000,000
Commercial Paper--57.4%

Abbey National North America LLC
5.30%, 8/1/06	25,000,000	25,000,000
Alliance & Leicester PLC
5.10%, 8/4/06	20,000,000	19,991,600
Allied Irish Banks N.A. Inc.
5.37%, 9/5/06	20,000,000	19,896,556
Atlantis One Funding Corp.
5.37%, 9/1/06	25,000,000 a	24,885,472
Bank of Ireland
5.10%, 8/7/06	20,000,000 a	19,983,217
Barclays U.S. Funding Corp.
5.48%, 10/20/06	20,000,000	19,759,778
BASF AG
5.35%, 8/22/06	25,000,000	24,922,708
Bryant Park Funding LLC
5.36%, 8/22/06	25,000,000 a	24,922,562
Citigroup Funding Inc.
5.35% - 5.49%, 8/23/06 - 10/19/06	30,000,000	29,773,338
Crown Point Capital Co. LLC
5.34%, 8/8/06	25,000,000 a	24,974,236
Cullinan Finance Ltd.
5.36%, 8/23/06	25,000,000 a	24,918,875
Deutsche Bank Financial LLC
5.29%, 8/1/06	25,000,000	25,000,000
Edison Asset Securitization L.L.C.
5.33%, 8/22/06	25,000,000 a	24,923,000
FCAR Owner Trust, Ser. I
5.38%, 9/7/06	25,000,000	24,863,049
General Electric Capital Services Inc.
5.09%, 8/2/06	20,000,000	19,997,205
HBOS Treasury Services PLC
5.45%, 10/3/06	25,000,000	24,764,844
Prudential Funding LLC

5.29%, 8/1/06	25,000,000	25,000,000
Spintab AB (Swedmortgage)
5.45%, 9/29/06	25,000,000	24,779,569
Total Commercial Paper
(cost $428,356,009)		428,356,009
Corporate Notes--10.7%

Commonwealth Bank of Australia
5.37%, 8/24/06	15,000,000 b	15,000,000
General Electric Capital Corp.
5.36%, 8/24/06	25,000,000 b	25,000,000
Royal Bank of Scotland PLC
5.38%, 8/21/06	10,000,000 b	10,000,000
Societe Generale
5.32%, 8/2/06	15,000,000 b	15,000,000
Wells Fargo & Co.
5.33%, 8/3/06	15,000,000 b	15,000,000
Total Corporate Notes
(cost $80,000,000)		80,000,000
Time Deposits--17.3%

Calyon (Grand Cayman)
5.30%, 8/1/06	25,000,000	25,000,000
Fortis Bank (Grand Cayman)
5.29%, 8/1/06	25,000,000	25,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
5.30%, 8/1/06	30,000,000	30,000,000
Royal Bank of Canada (Grand Cayman)
5.33%, 8/1/06	33,000,000	33,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.28%, 8/1/06	16,000,000	16,000,000
Total Time Deposits
(cost $129,000,000)		129,000,000
Total Investments (cost $747,356,009)	100.2%	747,356,009
Liabilities, Less Cash and Receivables	(.2%)	(1,743,940)
Net Assets	100.0%	745,612,069
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities
	amounted to $144,607,362 or 19.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
CitizensSelect Treasury Money Market Fund
July 31, 2006 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.4%	of Purchase (%)	Amount ($)	Value ($)

8/10/06	4.75	12,017,000	12,002,795
8/17/06	4.78	9,938,000	9,917,014
8/24/06	4.78	115,172,000	114,823,938
9/7/06	4.79	106,000,000	105,483,984
9/21/06	4.85	60,000,000	59,592,567
9/28/06	4.91	3,188,000	3,163,038
10/19/06	5.05	87,985,000	87,021,540
1/11/07	5.13	2,000,000	1,954,632
Total Investments (cost $393,959,508)		100.4%	393,959,508
Liabilities, Less Cash and Receivables		(.4%)	(1,402,087)
Net Assets		100.0%	392,557,421

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CITIZENSSELECT FUNDS
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)